Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable, net [Abstract]
Schedule of accounts receivable, net
	December 31,
	2015	2016
	RMB	RMB

Accounts receivable, gross	191,144	224,791
Less: allowance for doubtful receivables	(58,791)	(55,220)

Accounts receivable, net	132,353	169,571

Summary of allowance for doubtful accounts
	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Balance at beginning of the year	(31,214)	(57,342)	(58,791)
(Additions)/reversals charged to general and administrative expenses, net	(26,246)	(1,449)	3,571
Write-off during the year	118	-	-

Balance at end of the year	(57,342)	(58,791)	(55,220)